UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number: 028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ken Brodkowitz
Title:   Managing Member
Phone:   (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY               November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total: $464,212
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number             Name

1          028-12803                        Newland Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2010
COLUMN 1                     COLUMN 2         COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6        COL 7          COLUMN 8

                                                         VALUE     SHS OR   SH/ PUT   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE     SHARED    NONE
ACCO BRANDS CORP             COM              00081T108   3,741     650,623 SH        SHARED-DEFINED    1      650,623
AIRCASTLE LTD                COM              G0129K104     898     105,893 SH        SHARED-DEFINED    1      105,893
AIRCASTLE LTD                COM              G0129K104     809      95,400     CALL  SHARED-DEFINED    1       95,400
AMERICAN COMMERCIAL LINES    COM PAR $0.01    025195405     279      10,000 SH        SHARED-DEFINED    1       10,000
AMETEK INC NEW               COM              031100100  11,666     244,203 SH        SHARED-DEFINED    1      244,203
AMR CORP                     COM              001765106     785     125,188 SH        SHARED-DEFINED    1      125,188
AMR CORP                     COM              001765106      34       5,400     CALL  SHARED-DEFINED    1        5,400
ANALOGIC CORP                COM PAR $0.05    032657207  11,959     266,474 SH        SHARED-DEFINED    1      266,474
ARKANSAS BEST CORP DEL       COM              040790107     708      29,221 SH        SHARED-DEFINED    1       29,221
BARCLAYS BK PLC              IPATH S&P ST ETN 06740C527   5,391     311,808 SH        SHARED-DEFINED    1      311,808
BEACON ROOFING SUPPLY INC    COM              073685109   4,293     294,661 SH        SHARED-DEFINED    1      294,661
BEAZER HOMES USA INC         COM              07556Q105     620     150,000     CALL  SHARED-DEFINED    1      150,000
C H ROBINSON WORLDWIDE INC   COM NEW          12541W209   2,573      36,800     PUT   SHARED-DEFINED    1       36,800
CENVEO INC                   COM              15670S105     155      30,741 SH        SHARED-DEFINED    1       30,741
CHART INDS INC               COM PAR $0.01    16115Q308     509      25,000     CALL  SHARED-DEFINED    1       25,000
CISCO SYS INC                COM              17275R102  11,752     536,600     CALL  SHARED-DEFINED    1      536,600
CLARIENT INC                 COM              180489106   4,288   1,268,615 SH        SHARED-DEFINED    1    1,268,615
CLEAN ENERGY FUELS CORP      COM              184499101     853      60,000 SH        SHARED-DEFINED    1       60,000
CLEAN HARBORS INC            COM              184496107   4,651      68,643 SH        SHARED-DEFINED    1       68,643
COEUR D ALENE MINES CORP IDA COM NEW          192108504   1,859      93,320 SH        SHARED-DEFINED    1       93,320
COLFAX CORP                  COM              194014106   4,702     316,191 SH        SHARED-DEFINED    1      316,191
COMMSCOPE INC                COM              203372107   8,211     345,888 SH        SHARED-DEFINED    1      345,888
COSAN LTD                    SHS A            G25343107   3,294     284,228 SH        SHARED-DEFINED    1      284,228
COVENANT TRANSN GROUP INC    CL A             22284P105   4,035     540,305 SH        SHARED-DEFINED    1      540,305
DANA HLDG CORP               COM              235825205   1,351     109,698 SH        SHARED-DEFINED    1      109,698
DARLING INTL INC             COM              237266101     466      54,666 SH        SHARED-DEFINED    1       54,666
DEERE & CO                   COM              244199105   2,065      29,600     PUT   SHARED-DEFINED    1       29,600
DENISON MINES CORP           COM              248356107   1,724   1,044,833 SH        SHARED-DEFINED    1    1,044,833
DONNELLEY R R & SONS CO      COM              257867101   9,570     564,266 SH        SHARED-DEFINED    1      564,266
DRYSHIPS INC                 SHS              Y2109Q101   1,617     336,200     CALL  SHARED-DEFINED    1      336,200
EMCOR GROUP INC              COM              29084Q100     492      20,000 SH        SHARED-DEFINED    1       20,000
ENERGYSOLUTIONS INC          COM              292756202   1,665     331,108 SH        SHARED-DEFINED    1      331,108
ENERGYSOLUTIONS INC          COM              292756202     680     135,200     CALL  SHARED-DEFINED    1      135,200
ENGLOBAL CORP                COM              293306106   1,773     706,550 SH        SHARED-DEFINED    1      706,550
ENPRO INDS INC               COM              29355X107  13,234     423,080 SH        SHARED-DEFINED    1      423,080
ENTEGRIS INC                 COM              29362U104  15,880   3,400,416 SH        SHARED-DEFINED    1    3,400,416
FEDERAL SIGNAL CORP          COM              313855108   1,259     233,521 SH        SHARED-DEFINED    1      233,521
FEDEX CORP                   COM              31428X106   1,060      12,400 SH        SHARED-DEFINED    1       12,400
FREESEAS INC                 COM              Y26496102   1,612   1,550,274 SH        SHARED-DEFINED    1    1,550,274
FUELCELL ENERGY INC          COM              35952H106   1,081     878,516 SH        SHARED-DEFINED    1      878,516
GENERAL CABLE CORP DEL NEW   COM              369300108     956      35,234 SH        SHARED-DEFINED    1       35,234
GENERAL MARITIME CORP NEW    SHS              Y2693R101   1,053     214,405 SH        SHARED-DEFINED    1      214,405
GENERAL MARITIME CORP NEW    SHS              Y2693R101     112      22,900     CALL  SHARED-DEFINED    1       22,900
GIBRALTAR INDS INC           COM              374689107     495      55,100 SH        SHARED-DEFINED    1       55,100
GRACO INC                    COM              384109104   6,251     197,000 SH        SHARED-DEFINED    1      197,000
GSE SYS INC                  COM              36227K106   6,397   1,909,676 SH        SHARED-DEFINED    1    1,909,676
H & E EQUIPMENT SERVICES INC COM              404030108     155      19,483 SH        SHARED-DEFINED    1       19,483
HEADWATERS INC               COM              42210P102   5,285   1,468,116 SH        SHARED-DEFINED    1    1,468,116
HEARTLAND EXPRESS INC        COM              422347104   1,770     119,038 SH        SHARED-DEFINED    1      119,038
HORIZON LINES INC            COM              44044K101     187      44,575 SH        SHARED-DEFINED    1       44,575
HUNTSMAN CORP                COM              447011107   2,332     201,702 SH        SHARED-DEFINED    1      201,702
ITT CORP NEW                 COM              450911102   3,320      70,891 SH        SHARED-DEFINED    1       70,891
ITT CORP NEW                 COM              450911102   2,341      50,000     CALL  SHARED-DEFINED    1       50,000
JOHNSON CTLS INC             COM              478366107   1,191      39,033 SH        SHARED-DEFINED    1       39,033
KODIAK OIL & GAS CORP        COM              50015Q100   1,521     448,623 SH        SHARED-DEFINED    1      448,623
LANDSTAR SYS INC             COM              515098101   1,046      27,094 SH        SHARED-DEFINED    1       27,094
MASCO CORP                   COM              574599106     321      29,200 SH        SHARED-DEFINED    1       29,200
MCDERMOTT INTL INC           COM              580037109   5,073     343,228 SH        SHARED-DEFINED    1      343,228
MEASUREMENT SPECIALTIES INC  COM              583421102   1,204      65,158 SH        SHARED-DEFINED    1       65,158
MISTRAS GROUP INC            COM              60649T107  23,160   2,000,025 SH        SHARED-DEFINED    1    2,000,025
MODINE MFG CO                COM              607828100   4,980     383,977 SH        SHARED-DEFINED    1      383,977
MSC INDL DIRECT INC          CL A             553530106   1,546      28,600     PUT   SHARED-DEFINED    1       28,600
MUELLER WTR PRODS INC        COM SER A        624758108   8,424   2,789,361 SH        SHARED-DEFINED    1    2,789,361
NCI BUILDING SYS INC         COM NEW          628852204     622      65,299 SH        SHARED-DEFINED    1       65,299
NETSOL TECHNOLOGIES INC      COM NEW          64115A204   4,981   3,093,599 SH        SHARED-DEFINED    1    3,093,599
NORTH AMERN ENERGY PARTNERS  COM              656844107     953     116,942 SH        SHARED-DEFINED    1      116,942
OMNOVA SOLUTIONS INC         COM              682129101  13,027   1,811,797 SH        SHARED-DEFINED    1    1,811,797
ORTHOVITA INC                COM              68750U102     582     256,376 SH        SHARED-DEFINED    1      256,376
OSHKOSH CORP                 COM              688239201  10,010     363,985 SH        SHARED-DEFINED    1      363,985
PATTERSON UTI ENERGY INC     COM              703481101   1,976     115,700 SH        SHARED-DEFINED    1      115,700
PENSKE AUTOMOTIVE GRP INC    COM              70959W103   7,436     563,336 SH        SHARED-DEFINED    1      563,336
POWER ONE INC NEW            COM              73930R102   3,082     339,047 SH        SHARED-DEFINED    1      339,047
QUALITY DISTR INC FLA        COM              74756M102   6,843   1,074,181 SH        SHARED-DEFINED    1    1,074,181
QUANTA SVCS INC              COM              74762E102  11,134     583,540 SH        SHARED-DEFINED    1      583,540
QUANTA SVCS INC              COM              74762E102     477      25,000     CALL  SHARED-DEFINED    1       25,000
RAILAMERICA INC              COM              750753402   3,109     322,798 SH        SHARED-DEFINED    1      322,798
ROADRUNNER TRNSN SVCS HLDG I COM              76973Q105  23,021   2,123,734 SH        SHARED-DEFINED    1    2,123,734
ROBBINS & MYERS INC          COM              770196103     402      15,000 SH        SHARED-DEFINED    1       15,000
RSC HOLDINGS INC             COM              74972L102   1,334     178,784 SH        SHARED-DEFINED    1      178,784
SAIA INC                     COM              78709Y105   2,801     187,630 SH        SHARED-DEFINED    1      187,630
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106   2,921     147,810 SH        SHARED-DEFINED    1      147,810
SHERWIN WILLIAMS CO          COM              824348106   1,503      20,000 SH        SHARED-DEFINED    1       20,000
SOLUTIA INC                  COM NEW          834376501   3,272     204,268 SH        SHARED-DEFINED    1      204,268
SPDR S&P 500 ETF TR          TR UNIT          78462F103  86,168     755,000     PUT   SHARED-DEFINED    1      755,000
STILLWATER MNG CO            COM              86074Q102     171      10,151 SH        SHARED-DEFINED    1       10,151
TELVENT GIT SA               SHS              E90215109  21,416     946,751 SH        SHARED-DEFINED    1      946,751
TEREX CORP NEW               COM              880779103     688      30,000 SH        SHARED-DEFINED    1       30,000
THOMAS & BETTS CORP          COM              884315102     648      15,800 SH        SHARED-DEFINED    1       15,800
TYCO INTERNATIONAL LTD       SHS              H89128104   5,751     156,565 SH        SHARED-DEFINED    1      156,565
ULTRALIFE CORP               COM              903899102   3,107     714,306 SH        SHARED-DEFINED    1      714,306
ULTRAPETROL BAHAMAS LTD      COM              P94398107     990     154,207 SH        SHARED-DEFINED    1      154,207
UNITED PARCEL SERVICE INC    CL B             911312106   8,321     124,776 SH        SHARED-DEFINED    1      124,776
UNIVERSAL TRUCKLOAD SVCS INC COM              91388P105   1,461      93,314 SH        SHARED-DEFINED    1       93,314
URANIUM ENERGY CORP          COM              916896103     412     125,496 SH        SHARED-DEFINED    1      125,496
USA TRUCK INC                COM              902925106     468      31,258 SH        SHARED-DEFINED    1       31,258
UTI WORLDWIDE INC            ORD              G87210103   3,846     239,182 SH        SHARED-DEFINED    1      239,182
VITRAN CORP INC              COM              92850E107   4,500     410,933 SH        SHARED-DEFINED    1      410,933
WATSCO INC                   COM              942622200   3,088      55,459 SH        SHARED-DEFINED    1       55,459
YAMANA GOLD INC              COM              98462Y100     979      85,849 SH        SHARED-DEFINED    1       85,849


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